Changes in accounting policies - Impact of IFRS 15 on Financial statements (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 01, 2018	Jun. 30, 2016
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Selling expenses		¥ (25,003)	¥ (24,539)	¥ (21,902)
Profit before tax		424,493	297,190	167,743
Income tax expenses		108,713	66,288	0
Net Profit	¥ 315,780	315,780	230,902	167,743
Net profit attributable to the Company's shareholders		293,421	222,588	167,743
Total comprehensive income for the year	319,090	319,090	228,360	169,945
Total comprehensive income attributable to the Company's shareholders		296,731	220,046	169,945
Line items in the consolidated statement of financial position as of June 30, 2019 impacted by the adoption of IFRS 15:
Contract costs	9,899	9,899	0
Total non-current assets	730,141	730,141	757,920
Other current assets	31,706	31,706	15,182
Total current assets	1,772,771	1,772,771	1,126,930
Total assets	2,502,912	2,502,912	1,884,850
Trade and other payables due to third parties	218,122	218,122	141,504
Deferred revenue	0	0	212,969
Contract liabilities	398,951	398,951	0		¥ 209,720
Total current liabilities	806,395	806,395	550,037
Contract liabilities	2,579	2,579	0
Deferred tax liabilities	4,691	4,691	0
Total non-current liabilities	7,270	7,270	0
Total liabilities	813,665	813,665	550,037
Reserves	360,914	360,914	312,667
Retained earnings	905,009	905,009	638,246
Total Hailiang Education Group Inc. shareholders' equity	1,651,808	1,651,808	1,321,659
Total equity	1,689,247	1,689,247	1,334,813	1,101,613		¥ 921,668
Total equity and liabilities	2,502,912	2,502,912	1,884,850
Line items in the reconciliation of net profit to cash generated from operations for year ended June 30, 2019 impacted by the adoption of IFRS 15:
Net Profit	315,780	315,780	230,902	167,743
Other current assets and contract costs		(8,127)	(13,681)	(530)
Change in trade and other payables due to third parties		94,885	30,416	23,313
Change in deferred revenue and contract liabilities		186,731	¥ 165,583	¥ 17,713
Amortization Of Capitalized Sales Commissions		13,052
IFRS 15
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Selling expenses		(25,003)
Profit before tax		424,493
Income tax expenses		(108,713)
Net Profit		315,780
Net profit attributable to the Company's shareholders		293,421
Total comprehensive income for the year		319,090
Total comprehensive income attributable to the Company's shareholders		¥ 296,731
Earnings per share
Basic		¥ 0.71
Diluted		¥ 0.71
Line items in the consolidated statement of financial position as of June 30, 2019 impacted by the adoption of IFRS 15:
Contract costs	9,899	¥ 9,899
Total non-current assets	730,141	730,141
Other current assets	31,706	31,706
Total current assets	1,772,771	1,772,771
Total assets	2,502,912	2,502,912
Trade and other payables due to third parties	218,122	218,122
Contract liabilities	398,951	398,951
Total current liabilities	806,395	806,395
Contract liabilities	2,579	2,579
Deferred tax liabilities	4,691	4,691
Total non-current liabilities	7,270	7,270
Total liabilities	813,665	813,665
Reserves	360,914	360,914
Retained earnings	905,009	905,009			¥ 18,279
Total Hailiang Education Group Inc. shareholders' equity	1,651,808	1,651,808
Total equity	1,689,247	1,689,247
Total equity and liabilities	2,502,912	2,502,912
Line items in the reconciliation of net profit to cash generated from operations for year ended June 30, 2019 impacted by the adoption of IFRS 15:
Net Profit		315,780
Other current assets and contract costs		(8,127)
Change in trade and other payables due to third parties		94,885
Change in deferred revenue and contract liabilities		186,731
Hypothetical amounts under IASs18 and 11
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Selling expenses		(25,983)
Profit before tax		423,513
Income tax expenses		(108,384)
Net Profit		315,129
Net profit attributable to the Company's shareholders		292,770
Total comprehensive income for the year		318,439
Total comprehensive income attributable to the Company's shareholders		¥ 296,080
Earnings per share
Basic		¥ 0.71
Diluted		¥ 0.71
Line items in the consolidated statement of financial position as of June 30, 2019 impacted by the adoption of IFRS 15:
Total non-current assets	720,242	¥ 720,242
Other current assets	22,346	22,346
Total current assets	1,763,411	1,763,411
Total assets	2,483,653	2,483,653
Trade and other payables due to third parties	212,253	212,253
Deferred revenue	407,399	407,399
Total current liabilities	808,974	808,974
Deferred tax liabilities	4,362	4,362
Total non-current liabilities	4,362	4,362
Total liabilities	813,336	813,336
Reserves	360,473	360,473
Retained earnings	886,520	886,520
Total Hailiang Education Group Inc. shareholders' equity	1,632,878	1,632,878
Total equity	1,670,317	1,670,317
Total equity and liabilities	2,483,653	2,483,653
Line items in the reconciliation of net profit to cash generated from operations for year ended June 30, 2019 impacted by the adoption of IFRS 15:
Net Profit		315,129
Other current assets and contract costs		(7,147)
Change in trade and other payables due to third parties		89,016
Change in deferred revenue and contract liabilities		192,600
Difference: Estimated impact of adoption of IFRS 15 on 2019
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Selling expenses		980
Profit before tax		980
Income tax expenses		(329)
Net Profit		651
Net profit attributable to the Company's shareholders		651
Total comprehensive income for the year		651
Total comprehensive income attributable to the Company's shareholders		651
Line items in the consolidated statement of financial position as of June 30, 2019 impacted by the adoption of IFRS 15:
Contract costs	9,899	9,899
Total non-current assets	9,899	9,899
Other current assets	9,360	9,360
Total current assets	9,360	9,360
Total assets	19,259	19,259
Trade and other payables due to third parties	5,869	5,869
Deferred revenue	(407,399)	(407,399)
Contract liabilities	398,951	398,951
Total current liabilities	(2,579)	(2,579)
Contract liabilities	2,579	2,579
Deferred tax liabilities	329	329
Total non-current liabilities	2,908	2,908
Total liabilities	329	329
Reserves	441	441
Retained earnings	18,489	18,489
Total Hailiang Education Group Inc. shareholders' equity	18,930	18,930
Total equity	18,930	18,930
Total equity and liabilities	¥ 19,259	19,259
Line items in the reconciliation of net profit to cash generated from operations for year ended June 30, 2019 impacted by the adoption of IFRS 15:
Net Profit		651
Other current assets and contract costs		(980)
Change in trade and other payables due to third parties		5,869
Change in deferred revenue and contract liabilities		¥ (5,869)